Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Allowance for loan losses	$ 1,624	$ 1,528
Other real estate	115	184
Deferred compensation	163	148
Core deposit intangible		1
Unrealized loss on securities available for sale		2,177
Goodwill	33	48
Restricted stock	9	2
Purchase accounting adjustments	633
Other	401	411
Nonaccrual interest	2	2
Gross deferred tax assets	2,980	4,501
Deferred Tax Liabilities
Premises and equipment	839	1,023
Unrealized gain on securities available for sale	96
Core deposit intangible	533
Other	7	6
Gross deferred tax liabilities	1,475	1,029
Net deferred tax assets	$ 1,505	$ 3,472